SECURITY DEPOSIT	12 Months Ended
Mar. 31, 2012
Security Deposit [Abstract]
SECURITY DEPOSIT

8.  SECURITY DEPOSIT

The Company has paid a refundable security deposit of $1,500 to One World Ranches under the lease agreement of the office and laboratory space located at 5225 Carlson Rd., Yuba City, CA. Also see to Note 7 – Related Party Transactions and Lease Obligations.